                               1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 61                               [X]

                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 62                                              [X]

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One Financial Center, Boston, Massachusetts       02111
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Liberty-Stein Roe Funds       Suite 3300
      Investment Trust            Three First National Plaza
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on January 17, 2000 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Advisor Select Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Disciplined Stock Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Midcap Growth Fund, Stein Roe Large Company Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Stein Roe Advisor Growth Investor Fund.

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

The prospectuses and statements of additional information relating to the series of Stein Roe Investment Trust designated Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Disciplined Stock Fund, Stein Roe Young Investor Fund, Stein Roe Midcap Growth Fund, Stein Roe Large Company Focus Fund, Stein Roe Small Company Growth Fund, Stein Roe Advisor Select Growth & Income Fund, and Stein Roe Advisor Growth Investor Fund are not affected by the filing of this Post-Effective Amendment No. 61.

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Stein Roe International Fund

Supplement to Prospectus dated January 17, 2000

The Board of Trustees of Liberty-Stein Roe Funds Investment Trust has called a meeting of shareholders of Stein Roe International Fund for January __, 2000, to consider (1) the retention of Newport Pacific Management, Inc. as sub-adviser for the Fund and
(2) the adoption of the investment strategy shown in this prospectus.

Nicholas Ghajar is currently the Fund's portfolio manager. He has been portfolio manager since September 1999. Mr. Ghajar is jointly employed by Stein Roe & Farnham Incorporated and Colonial Management Associates, Inc. He is an assistant vice president of Colonial and has been either an associate portfolio manager or an equity analyst of various equity funds at Colonial since 1989.
Mr. Ghajar received his B.S. and M.A. degrees from Northeastern
University.

The Fund's current investment strategy is as follows:

Principal Investment Strategy   International Fund invests all of
its assets in SR&F International Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in the stocks of large foreign companies, defined as those companies with market capitalizations of at least $1 billion. It seeks broad diversification, both in terms of countries and issuers. To select stocks, the portfolio manager uses a three-step process. First, he identifies attractive countries by evaluating their value compared to other world markets. He also looks at earnings growth prospects of a particular country's overall stock market. Next, the portfolio manager reviews currencies in relation to the U.S. dollar. Finally, he selects stocks within countries and industry sectors he believes will increase in price as the market recognizes their value.

This investment strategy will continue to be implemented by Mr.
Ghajar until such time as the International Fund's shareholders approve the proposed change in investment strategy and manager.

This Supplement is Dated January 17, 2000

STEIN ROE INTERNATIONAL EQUITY FUNDS

    International Fund
    Asia Pacific Fund




Prospectus

January 17, 2000






The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Each fund section contains the following information specific to that fund: investment goal; principal investment strategy;
principal investment risks; fund performance; and your expenses.

Please keep this prospectus as your reference manual.

3      International Fund

7      Asia Pacific Fund

11     Financial Highlights

13     Your Account
          Purchasing Shares
          Opening an Account
          Determining Share Price (NAV)
          Selling Shares
          Exchanging Shares
          Reporting to Shareholders
          Dividends and Distributions

20     Other Investments and Risks
          Country Allocation
          Foreign Currency Transactions
          ADRs and EDRs
          Portfolio Turnover
          Temporary Defensive Positions
          Interfund Lending Program

23     The Funds' Management
          Investment Adviser
          Portfolio Managers
          Master/Feeder Fund Structure
          Year 2000 Readiness

THE FUNDS
INTERNATIONAL FUND


INVESTMENT GOALS   Stein Roe International Fund seeks long-term
growth.


PRINCIPAL INVESTMENT STRATEGY   International Fund invests all of
its assets in SR&F International Portfolio as part of a master fund/feeder fund structure. Under normal conditions, the Portfolio will invest at least 65% of its total assets in the stocks of large foreign companies, defined as those companies with market capitalizations of at least $5 billion. The Portfolio may also purchase stocks of midcap foreign companies, defined as those companies with market capitalizations between $1 billion and $5 billion. It seeks broad diversification, both in terms of countries and issuers.

To select stocks, the portfolio manager looks for companies that are innovative, adaptable to rapid change, proactive, and users of technology. These companies are often blue chip companies with proven management, predictable growth rates, and low levels of debt. The portfolio manager may sell a stock if there is deterioration in a company's fundamentals or a change to a company's management strategy, or if the portfolio manager identifies a different company with more attractive growth prospects.


PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks tend to be greater when investing overseas. These risks may cause you to lose money when you sell your shares.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End callout]


Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.


The Portfolio's focus on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities

The Portfolio invests either directly or indirectly (depositary receipts) in foreign markets. Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.



Currency exchange rates will affect the U.S. dollar value of the Portfolio's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Portfolio also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence of exchange control regulations, political and economic instability, immature economic structures, different legal systems, and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."


Who Should Invest in International Fund?

You may want to invest in International Fund if you:

* are interested in investing in companies throughout the world and can tolerate the greater share price volatility that accompanies international investing
* want an international fund that is broadly diversified among countries and companies
* are a long-term investor and can afford to potentially lose money on your investment

International Fund is not appropriate for investors who:
* can't tolerate volatility or possible losses
* are saving for a short-term investment
* need regular current income


FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through Dec. 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


Year-by-Year Total Returns


Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                     YEAR-BY-YEAR TOTAL RETURNS
30%
25%
20%
15%
10%                              11.48%
 5%             8.35%
 0%    3.89%
-5%                     -3.51%
       1995     1996     1997     1998     1999
[  ] International Fund
[/bar chart]
Best quarter: ____ quarter 199_, +____%
Worst quarter: ____ quarter 199_, -____%


Average Annual Total Returns


Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI EAFE Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                                 Periods ending Dec. 31, 1999
                                     1 yr          5 yr
     International Fund              ____%         _____%
     MSCI EAFE Index*                ____          _____

     *The MSCI EAFE Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.


YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                      1.00%
Distribution (12b-1) fees               None
Other expenses                          _____%
Total annual fund operating expenses    _____%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees includes both the management fee and the administrative fee charged to the Fund.


Expense Example


This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:


* $10,000 initial investment

* 5% return each year

* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period


Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                      1 yr    3 yrs    5 yrs    10 yrs
-----------------------------------------------------------
International Fund     $____  $____    $____    $____

THE FUNDS
ASIA PACIFIC FUND

INVESTMENT GOALS   Stein Roe Asia Pacific Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal conditions, Asia
Pacific Fund will invest at least 65% of its total assets in common stocks of mid- and large-capitalization companies (companies with market capitalizations of at least $500 million) located in Asia and the Pacific Basin. The Pacific Basin countries the Fund invests in include Australia and New Zealand. The Asian countries the Fund invests in include Japan, Hong Kong/China, Singapore, South Korea, Taiwan, Thailand, Indonesia, and the Philippines. The Fund may invest up to 35% of its total assets in equity and debt securities of companies located anywhere in the world, including the United States.

The Fund will consider an issuer of securities to be located in the Pacific Basin if: (i) it is organized under the laws of a country in the Pacific Basin and has a principal office in a country in the Pacific Basin, (ii) it derives 50% or more of its total revenues from business in the Pacific Basin, or (iii) its equity securities are traded principally on a securities exchange in the Pacific Basin.

The Fund invests in companies that the portfolio managers believe have long-term growth prospects and credible management.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks tend to be greater when investing overseas. These risks may cause you to lose money when you sell your shares.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that the portfolio managers' stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Foreign Securities

The Fund invests either directly or indirectly (depositary receipts) in foreign markets. Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.

Currency exchange rates will affect the U.S. dollar value of the Fund's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Fund also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence of exchange control regulations, political and economic instability, immature economic structures, different legal systems, and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in Asia Pacific Fund?

You may want to invest in Asia Pacific Fund if you:
* are interested in investing in companies in Asia and the Pacific Basin and can tolerate the greater share price volatility that accompanies international investing
* want an international fund that is diversified among countries and companies
* are a long-term investor and can afford to potentially lose money on your investment

Asia Pacific Fund is not appropriate for investors who:
* can't tolerate volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the calendar year ended Dec. 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%
25%
20%
15%
10%
5%
0%
-5%
           1999
[  ] Asia Pacific Fund
[/bar chart]
Best quarter: ____ quarter 199_, +____%
Worst quarter: ____ quarter 199_, -____%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI Pacific Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS
                          Periods ending Dec. 31, 1999
                                1 yr    Since Inception
                                        (Oct. 19, 1998)
    ----------------------------------------------------
    Asia Pacific Fund           ____%        _____%
    MSCI Pacific Index*         ____          ____

    *The MSCI Pacific Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Index is from Oct. 31, 1998 through Dec. 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

SHAREHOLDER FEES(a)
(expenses that are deducted from your account)
Redemption fee (as a percentage of amount
  redeemed)                               1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management fees(b)                        1.10%
Distribution (12b-1) fees                 None
Other expenses                            _____
Total annual fund operating expenses      _____
Expense reimbursement                     _____
Net expenses                              _____

(a) A 1% redemption fee, retained by the Fund, is imposed only on redemptions of Fund shares held less than 90 days. There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees includes both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.50% of average daily net assets. This commitment expires on Jan. 31, 2001. After reimbursement, management fees were __%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                      1 yr       3 yrs      5 yrs      10 yrs
--------------------------------------------------------------
Asia Pacific Fund     $____      $_____     %_____     $______

FINANCIAL HIGHLIGHTS


The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of the Fund's operations (if shorter). Each Fund's fiscal year runs from October 1 to September 30. The total returns in the tables represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. PricewaterhouseCoopers LLP, an independent accounting firm, audits this information and issues a report that appears in the Funds' annual report along with the financial statements. Arthur Andersen LLP audited the International Fund's financial statements for the years 1995 through 1998. To request the annual report, please call 800-338-2550.

International Fund
PER SHARE DATA
                                          For years ending September 30,
                                       1999    1998     1997      1996     1995
Net asset value, beginning
  of period                                   $11.79   $10.96    $10.25   $10.61
Income from investment operations               0.07     0.06      0.09     0.12
Net investment income
Net gains on securities (both
  realized and unrealized)                     (2.01)    0.99      0.74   (0.26)
Total income from investment
  operations                                   (1.94)    1.05      0.83   (0.14)
Less distributions
Dividends (from net investment income)         (0.11)   (0.08)   (0.12)   (0.05)
Distributions (from capital gains)             (0.58)   (0.14)       -    (0.17)
Total distributions                            (0.69)   (0.22)   (0.12)   (0.22)
Net asset value, end of period               $  9.16   $11.79   $10.96   $10.25
Total return                                  (16.67%)   9.84%    8.23%  (1.28%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted      $114,244 $166,088  $135,545   83,020
Ratio of net expenses to average
  net assets                                    1.53%    1.55%    1.51%    1.59%
Ratio of net investment income to
  average net assets                            0.62%    0.55%   1.01%     1.41%
Portfolio turnover rate (a)                                11%     42%       59%

(a) Portfolio turnover rate for 1998 and 1999 is the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on Feb. 14, 1997 through Sept. 30, 1997, was ___%. Portfolio turnover rates for 1995 through 1997 are those of the Fund prior to commencement of operations of the Portfolio.

Asia Pacific Fund

PER SHARE DATA
                                           For period ending
                                             September 30,
                                               1999(d)
Net asset value, beginning of period           $ 10.00

Income from investment operations               ______
Net investment income (loss)                    ______
Net losses on securities (both realized
  and unrealized)                               ______

Net asset value, end of period                  $_____

Total return                                     _____

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)         $_____
Ratio of net expenses to average net assets      _____%
Ratio of net investment loss to average net
  assets                                         _____%
Portfolio turnover rate                          _____

(a) From commencement of operations on Oct. 19, 1998.

YOUR ACCOUNT


PURCHASING SHARES   You may purchase shares of a Fund without a
sales charge. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 3 p.m. Central time-your purchase is effective on the next business day.


Purchases through Third Parties


If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from the Funds, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.


Conditions of Purchase


An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.


                        ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan $1,000          $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500


*Maximum $500 contribution per calendar year per child.


Opening an Account

                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205



                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.


                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No. __; Stein Roe ____ Fund
                      Your name (exactly as in the registration).
                      Fund account number.

                    Fund Numbers:
                    12-International Fund
                    22-Asia Pacific Fund


                    OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.


BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).


                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.


BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).


                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.


All checks must be made payable in U. S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.



DETERMINING SHARE PRICE (NAV)   A Fund's share price is its NAV
next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 3 p.m. Central time. If you place an order after that time, you receive the share price determined on the next business day.


In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of a foreign market and before the close of the NYSE.


SELLING SHARES   You may sell your shares any day the Funds are
open for business.  Please follow the instructions below.


                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.


BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.


What You Need to Know When Selling Shares

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


The Funds redeem shares at the NAV next determined after an order has been accepted. We mail the proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.


We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.


We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1)
$250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Redemption Fee

Asia Pacific Fund charges a 1% redemption fee on sales of Fund shares that you have held less than 90 days. The fee is retained by the Fund for the benefit of the remaining shareholders. The fee is waived for shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Stein Roe Profit Sharing and Money Purchase Pension Plans. The fee waiver may not apply to shares purchased through an Intermediary maintaining an omnibus account with the Fund. Before purchasing shares, please check with your account representative concerning the availability of the waiver. The fee waiver does not apply to IRA and SEP-IRA accounts. The redemption fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee does not benefit Stein Roe in any way. The Fund may modify the terms of, terminate, or waive this fee at any time.


Involuntary Redemption

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.


Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another
Stein Roe no-load fund and then back to that Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   Each Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.


A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that a Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.


When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.


[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[/callout]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences


You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.


TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss


In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS


The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund also may invest in other securities and use other investment techniques. A Fund may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in a Fund or could cause the Fund's total return to decrease. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective without shareholder approval.

The Funds' portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

COUNTRY ALLOCATION   International Portfolio invests across many
different countries. While the Portfolio has no geographic asset distribution limits, it ordinarily invests in Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Sweden, Spain, Switzerland, and the United Kingdom) and countries in the Pacific Basin (such as Australia, Hong Kong, Japan, New Zealand, and Singapore). The Portfolio does not currently intend to invest more than 5% of its total assets in emerging market securities. As of Dec. 31, 1999, the Portfolio had more than 5% of its total assets in each of the following countries:

                    COUNTRY ALLOCATION
          Countries         Percentage of Total Assets
      ------------------------------------------------
      France                       ___
      Germany                      ___
      United Kingdom               ___
      Japan                        ___
      Italy                        ___
      Finland                      ___
      The Netherlands              ___

The Pacific Basin countries that Asia Pacific Fund invests in include Australia and New Zealand. The Asian countries the Fund invests in include Japan, Hong Kong/China, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, and the Philippines. The Fund considers an issuer of securities to be located in the Pacific Basin if:

* it is organized under the laws of a country in the Pacific Basin and has a principal office in a country in the Pacific Basin,
* it derives 50% or more of its total revenues from business in the Pacific Basin, or
* its equity securities are traded principally on a securities exchange in the Pacific Basin.

As of Dec. 31, 1999, Asia Pacific Fund had more than 5% of its total assets in each of the following countries:

                    COUNTRY ALLOCATION
          Countries         Percentage of Total Assets
      ------------------------------------------------
          Japan                   _____
          Hong Kong               _____

FOREIGN CURRENCY TRANSACTIONS   Asia Pacific Fund engages in a
variety of foreign currency transactions. It may buy and sell foreign currencies in the spot market (commodities market in which goods are sold for cash and delivered immediately). The Fund may also buy or sell forward contracts (buy or sell currency on a prespecified date in the future). It may buy and sell foreign currency futures contracts. It also may buy and sell options on foreign currencies and foreign currency futures. The Fund uses these transactions for two primary purposes. First, it may seek to lock in a particular foreign exchange rate for the settlement of a purchase or sale of a foreign security or for the receipt of interest, principal or dividend payments on a foreign security it holds. Second, it may seek to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which its securities are denominated. These hedging techniques limit the potential gain from currency value increases.

ADRS AND EDRS.   International Portfolio and Asia Pacific Fund may
purchase American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) . ADRs are securities guaranteed by a United States person and are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolio and Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the investor is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. EDRs are securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. International Portfolio and Asia Pacific Fund generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, International Portfolio or Asia Pacific Fund may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, it may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and foreign money market positions). Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Funds and International Portfolio
may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT


INVESTMENT ADVISER   Stein Roe & Farnham Incorporated (Stein Roe),
One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and International Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended Sept. 30, 1999, International Fund and Asia Pacific paid to Stein Roe aggregate fees of ___% and __%, respectively of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a portfolio, pursuant to procedures adopted by the Fund's Board of Trustees.

The sub-adviser is Newport Pacific Management, Inc., 580 California Street, Suite 1960, San Francisco, California 94104. Newport is subject to the overall supervision of Stein Roe and provides the Fund with investment advisory services, including portfolio management. Newport is registered as an investment adviser under the Investment Advisers Act of 1940 and specializes in investing in the Pacific region. It is an affiliate of Stein Roe. As of Sept. 30, 1999, Newport managed approximately $___ billion in assets, all of which were invested in foreign securities.

PORTFOLIO MANAGERS

International Fund

It is anticipated that Charles R. Roberts will become lead portfolio manager on ____, 2000. Mr. Roberts is a senior vice president of Newport, which he joined in November 1998. He managed the European component of institutional international equity accounts at Progress Investment Management from 1997 to 1998. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International. Mr. Roberts received his B.A. degree from the University of Durham, England.

Michael Ellis, the co-manager of the Fund, is a senior vice president of Newport, which he joined in December 1996. He was a vice president at Matthews International Capital Management from September 1991 to November 1996. Mr. Ellis received his B.A. degree from Cambridge University, England.

Asia Pacific Fund

Thomas R. Tuttle, Christopher Legallet, and David Smith have been co-portfolio managers of the Fund since its inception in 1998.

Mr. Tuttle is senior vice president of Newport. He is the co-manager of the Colonial Newport Tiger Fund and the Newport Greater China Fund. Mr. Tuttle has been affiliated with Newport since
1983.  He received a B.S. degree from Williams College.

Mr. Legallet is a senior vice president of Newport and is co-manager of the Newport Greater China Fund. Prior to his affiliation with Newport, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong, serving as lead manager for investment in Asia. He received his B.A. and M.B.A. degrees from UCLA.

Mr. Smith is a senior vice president of Newport, which he joined in 1994. He manages the Colonial Newport Japan Fund and the portion of the portfolios of Newport's private clients invested in Japan as well as analyzing North Asian markets. He has 29 years of experience in the investment business as a money manager, institutional broker, and investment banker. Mr. Smith graduated from San Francisco State University with a degree in finance and economics.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, International Fund is a "feeder" fund in a "master/feeder" structure. This means that International Fund invests its assets in a larger "master" portfolio of securities (International Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 READINESS   Like other investment companies, financial
and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Stein Roe, other service providers and the companies in which the Funds invest do not properly process and calculate date-related information and data from and after Jan. 1, 2000. This is commonly known as the "Year 2000 problem." The Funds' service providers are taking steps that they believe are reasonably designed to address the Year 2000 problem, including communicating with vendors who furnish services, software and systems to the Funds to provide that date-related information and data can be properly processed after Jan. 1, 2000. Many Fund service providers and vendors, including the Funds' service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to Jan. 1, 2000. In addition, Year 2000 readiness is one of the factors considered by Stein Roe in its ongoing assessment of companies in which the Funds invest, to the extent that information is readily available. However, no assurances can be given that the Funds will not be adversely affected by these matters.

FOR MORE INFORMATION


You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.


You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.


To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111-2621
800-338-2550


www.steinroe.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.



Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978





LIBERTY FUNDS DISTRIBUTOR, INC.

------------------------------------------------------------------

           LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                Stein Roe International Fund

        Supplement to Statement of Additional Information
                     Dated January 17, 2000

The Board of Trustees of Liberty-Stein Roe Funds Investment Trust has called a meeting of shareholders of Stein Roe International Fund for January __, 2000, to consider the retention of Newport Pacific Management, Inc. as sub-adviser for the Fund. Newport will not act as sub-adviser to International Fund prior to approval by shareholders.

           This Supplement is Dated January 17, 2000

    Statement of Additional Information Dated January 17, 2000

            LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
          One Financial Center, Boston, MA  02111-2621
                         800-338-2550

                 Stein Roe International Fund
                 Stein Roe Asia Pacific Fund

     This Statement of Additional Information (SAI) is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated January 17, 2000, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Funds' September 30, 1999, Annual Reports, are incorporated by reference into this SAI. The Prospectus and Annual Reports may be obtained at no charge by telephoning 800-338-2550.



                     TABLE OF CONTENTS
                                                          Page

General Information and History.............................2
Investment Policies.........................................3
Portfolio Investments and Strategies........................4
Investment Restrictions....................................24
Additional Investment Considerations.......................27
Purchases and Redemptions..................................28
Management.................................................32
Financial Statements.......................................35
Principal Shareholders.....................................35
Investment Advisory and Other Services.....................36
Distributor................................................38
Transfer Agent.............................................38
Custodian..................................................38
Independent Accountants....................................39
Portfolio Transactions.....................................39
Additional Income Tax Considerations.......................44
Investment Performance.....................................46
Master Fund/Feeder Fund: Structure and Risk Factors........49
Appendix-Ratings...........................................52

                GENERAL INFORMATION AND HISTORY


     Stein Roe International Fund and Stein Roe Asia Pacific Fund (referred to individually as a "Fund" and collectively as the "Funds"), the mutual funds described in this SAI, are separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). Stein Roe International Fund ("International Fund") commenced operations on March 1, 1994 and Stein Roe Asia Pacific Fund ("Asia Pacific Fund") commenced operations on October 19, 1998.

     On Feb. 1, 1996, the names of the Trust and International Fund were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust."

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.


     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.


     Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.


Special Considerations Regarding Master Fund/Feeder Fund Structure


     Rather than invest in securities directly, International Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Fund has invested all of its net investable assets in SR&F International Portfolio ("International Portfolio"), a separate master fund that is a series of SR&F Base Trust since Feb. 3, 1997. For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors. Asia Pacific Fund may convert into a feeder fund at some time in the future.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds. Newport Pacific Management, Inc. has been engaged as sub-adviser to provide investment advisory services to Asia Pacific Fund and International Portfolio, subject to overall management by Stein Roe.



                       INVESTMENT POLICIES


     The Trust and SR&F Base Trust are open-end management investment companies. The Funds and International Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.

     The investment objectives and policies are described in the Prospectus under The Funds. In pursuing its objective, a Fund or International Portfolio may employ the investment techniques described in the Prospectus and Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/

--------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
--------------

               PORTFOLIO INVESTMENTS AND STRATEGIES


     Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, the term "the Fund" refers to Asia Pacific Fund, International Fund, and International
Portfolio


Debt Securities


     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by International Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by the investment adviser. Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but the investment adviser will consider that fact in determining whether the Portfolio should continue to hold the security.

     In pursuing its investment objective, Asia Pacific Fund may invest up to 35% of its total assets in debt securities. The Fund has established no minimum rating criteria for the emerging market and domestic debt securities in which it may invest, and such securities may be unrated. The Fund does not intend to purchase debt securities that are in default or which the Adviser or Newport believes will be in default. The Fund may also invest in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S. Treasury bonds.

     The risks inherent in debt securities held in the portfolio depend primarily on the term and quality of the particular obligations, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities. Medium-quality debt securities are considered to have speculative characteristics. Lower-quality debt securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's ("S&P") and unrated securities of comparable quality are considered to be below investment grade. These types of debt securities are commonly referred to as "junk bonds" and involve greater investment risk, including the possibility of issuer default or bankruptcy. During a period of adverse economic changes, issuers of junk bonds may experience difficulty in servicing their principal and interest payment obligations. The Fund does not expect to invest more than 5% of its net assets in high-yield ("junk") bonds.

     When the investment adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.


Derivatives


     Consistent with its objective, the Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.


     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.


     The successful use of Derivatives depends on the investment adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     The Fund currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.


     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities


     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the investment adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund may purchase unrated securities or securities rated below investment grade if the securities meet the investment adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes,
(b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the investment adviser's own investment research and analysis tend to be more important in the purchase of such securities than other factors.


Foreign Securities


     The Fund invests primarily in foreign securities. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund may also purchase foreign securities in the form of European Depositary Receipts (EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.


     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.


     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Investing in Emerging Markets. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities or, if the Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

     Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

     The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

     Volume and liquidity in most foreign markets are lower than in the U.S. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund invests. Net asset value may also be affected by changes in the rates of methods or taxation applicable to the Fund or to entities in which it has invested. The investment adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

     Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

     Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

     Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

     The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, their ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

     Another factor bearing on the ability of an emerging market country to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

     To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.


     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


     Foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. the Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. The Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange.
For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the Fund will invest at least 65% of total assets in foreign securities.


Eurodollar Instruments


     The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar future contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.


Structured Notes


     Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Fund to tailor its investments to the specific risks and returns the investment adviser wishes to accept while avoiding or reducing certain other risks.

Brady Bonds

     Asia Pacific Fund may invest in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S. Treasury bonds. Brady Bonds have been issued only in recent years, and, accordingly, do not have a long payment history.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds will be viewed as speculative.

Sovereign Debt Obligations

     Asia Pacific Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Closed-End Investment Companies

     Asia Pacific Fund may also invest in closed-end investment companies investing primarily in the emerging markets. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicate fees and expenses. Generally, securities of closed-end investment companies will be purchased only when market access or liquidity restricts direct investment in the market.


Swaps, Caps, Floors and Collars


     The Fund may enter into swaps and may purchase or sell related caps, floors and collars. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Fund intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Fund may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Fund may enter into any form of swap agreement if the investment adviser determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Fund's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the investment adviser.


     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.


     At the time the Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.


Lending of Portfolio Securities


     Subject to restriction (5) under Investment Restrictions in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the investment adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund did not lend portfolio securities during the fiscal year ended Sept. 30, 1999 nor does it currently intend to loan more than 5% of its net assets.


Repurchase Agreements


     The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.


When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements


     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons. During its last fiscal year, the Fund had no commitments to purchase when-issued securities in excess of 5% of its net assets. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Fund did not enter into reverse repurchase agreements during the fiscal year ended Sept. 30, 1999.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.


Short Sales "Against the Box"


     The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, the Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.


Rule 144A Securities


     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The investment adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the investment adviser.


Line of Credit


     Subject to restriction (6) under Investment Restrictions in this SAI, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


Interfund Borrowing and Lending Program


     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


Portfolio Turnover


     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


Options on Securities and Indexes


     The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.


     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)


     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option.
If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.


Futures Contracts and Options on Futures Contracts


     The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies).
Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
---------------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
---------------

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the investment adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.


     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


Limitations on Options and Futures


     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of the Fund's total assets.
------------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
------------------

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].


Taxation of Options and Futures


     If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option/4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
---------------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
---------------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the
Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.


     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


                    INVESTMENT RESTRICTIONS


     The Funds and International Portfolio operate under the following investment restrictions. Neither the Funds nor International Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;


     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;


     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,/5/ except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

--------------------
/5/ For purposes of this investment restriction, International Portfolio uses industry classifications contained in Morgan Stanley Capital International Perspective, which is published by Morgan Stanley, an international investment banking and brokerage firm.
--------------------

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Funds and International Portfolio are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Neither the Funds nor International Portfolio may:


     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange or a recognized foreign exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (g) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (h) invest more than 10% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (i) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.


     Notwithstanding the foregoing investment restrictions, the Funds and International Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in its ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds and International Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the portfolio securities with the result that it would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.



             ADDITIONAL INVESTMENT CONSIDERATIONS

     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


                   PURCHASES AND REDEMPTIONS

Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.
Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value


     The net asset value of the each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your Account-Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.


General Redemption Policies

     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.


     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If a Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with the Funds or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).


     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.


     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and a Fund may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of a Fund into another no-load Stein Roe Fund, and then back to that Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.


     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.


                         MANAGEMENT

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The following table sets forth certain information with respect to the trustees and officers of the Trust:


Name, Age; Address; Position(s) held with the Trust. Principal occupation(s) during past five years

William D. Andrews, 52; One South Wacker Drive, Chicago, IL  60606
(4); Executive Vice-President.  Executive vice president of Stein
Roe

John A. Bacon Jr., 72; 4N640 Honey Hill Road, Box 296, Wayne, IL
60184 (3)(4); Trustee.  Private investor

Christine Balzano, 34; 245 Summer Street, Boston, MA 02210; Vice-
President. Senior vice president of Liberty Funds Services, Inc.; formerly vice president and assistant vice president

William W. Boyd, 73; 2900 Golf Road, Rolling Meadows, IL  60008
(2)(3)(4); Trustee.  Chairman and director of Sterling Plumbing
(manufacturer of plumbing products)

David P. Brady, 35; One South Wacker Drive, Chicago, IL  60606
(4); Vice-President.  Senior vice president of Stein Roe since
March 1998; vice president of Stein Roe from Nov. 1995 to March
1998; portfolio manager for Stein Roe since 1993

Daniel K. Cantor, 40; 1330 Avenue of the Americas, New York, NY
10019 (4); Vice-President.  Senior vice president of Stein Roe

Kevin M. Carome, 43; One Financial Center, Boston, MA 02111 (4); Executive Vice-President; Assistant Secretary. Senior vice president, legal, Liberty Funds Group LLC (an affiliate of Stein
Roe) since Jan. 1999; general counsel and secretary of Stein Roe since Jan. 1998; associate general counsel and vice president of Liberty Financial Companies, Inc. (the indirect parent of Stein
Roe) through Jan. 1999

J. Kevin Connaughton, 35; 245 Summer Street, Boston, MA 02210 (4); Vice-President; Treasurer. Vice president of Colonial Management Associates, Inc. ("CMA"), since February 1998; senior tax manager, Coopers & Lybrand, LLP from April 1996 to January 1998; vice president, 440 Financial Group/First Data Investor Services Group prior thereto

Lindsay Cook, 47; 600 Atlantic Avenue, Boston, MA 02210 (1)(2)(4); Trustee. Executive vice president of Liberty Financial Companies, Inc. since March 1997; senior vice president prior thereto

Michael G. Fisher, 30; 245 Summer Street, Boston, MA 02210 (4);
Vice-President.  Tax manager with Liberty Funds Group since Oct.
1998; tax manager with PricewaterhouseCoopers LLC prior thereto

William M. Garrison, 34; One South Wacker Drive, Chicago, IL
60606; Vice-President.  Vice president of Stein Roe since Feb.
1998; associate portfolio manager for Stein Roe since August 1994

Stephen E. Gibson, 46; One Financial Center, Boston, MA 02111 (4); President. Vice chairman of Stein Roe since Aug. 1998; chairman, CEO, president and director of Liberty Funds Group since Dec. 1998; chairman of the Colonial Group from July 1998 to Dec. 1998; president of the Colonial Group from Dec. 1996 to Dec. 1998; chairman of Colonial Management Associates, Inc. since Dec. 1998; CEO, president and director of Colonial Management Associates since July 1996; managing director of Putnam Financial Services from June 1992 through June 1996

Erik P. Gustafson, 35; One South Wacker Drive, Chicago, IL  60606
(4); Vice-President.  Senior portfolio manager of Stein Roe;
senior vice president of Stein Roe since April 1996; vice president of Stein Roe prior thereto

Douglas A. Hacker, 43; P.O. Box 66100, Chicago, IL 60666 (3) (4);
Trustee. Senior vice president and chief financial officer of UAL, Inc. (airline)

Loren A. Hansen, 51; One South Wacker Drive, Chicago, IL  60606
(4); Executive Vice-President. Chief investment officer/equity of CMA since 1997; executive vice president of Stein Roe since Dec. 1995; vice president of The Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50; One South Wacker Drive, Chicago, IL 60606 (4); Vice-President. Executive vice president, senior portfolio manager, and chief economist and investment strategist of Stein Roe; director of research of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 47; One Financial Center, Boston, MA 02111 (4); Senior Vice-President. Fund treasurer for Liberty Funds Group LLC since Sept. 1996 and chief financial officer since Aug. 1997;
senior vice president of Fidelity Investments prior thereto

Janet Langford Kelly, 42; One Kellogg Square, Battle Creek, MI 49016 (3)(4); Trustee. Executive vice president-corporate development, general counsel and secretary of Kellogg Company since Sept. 1999; senior vice president, secretary and general counsel of Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from 1995 to Aug. 1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37; 245 Summer Street, Boston, MA 02210 (4);
Vice-President; Controller. Vice president and assistant controller of CMA

Lynn C. Maddox, 59; One South Wacker Drive, Chicago, IL  60606;
Vice-President.  Senior vice president of Stein Roe

Mary D. McKenzie, 45; One Financial Center, Boston, MA 02111 (4);
Vice-President.  President of Liberty Funds Services, Inc.

Arthur J. McQueen, 41; One South Wacker Drive, Chicago, IL 60606; Vice-President. Senior vice president of Stein Roe

Charles R. Nelson, 57; Department of Economics, University of
Washington, Seattle, WA 98195 (3)(4); Trustee.  Van Voorhis
Professor of Political Economy, Department of Economics of the
University of Washington

Nicholas S. Norton, 40; 12100 East Iliff Avenue, Aurora, CO 80014
(4); Vice-President.  Senior vice president of Liberty Funds
Services, Inc. since Aug. 1999; vice president of Scudder Kemper,
Inc. from May 1994 to Aug. 1999

Nicolette D. Parrish, 50; One South Wacker Drive, Chicago, IL
60606 (4); Vice-President; Assistant Secretary. Senior legal assistant and assistant secretary of Stein Roe

Thomas C. Theobald, 62; Suite 1300, 222 West Adams Street,
Chicago, IL 60606 (3)(4); Trustee.  Managing director, William
Blair Capital Partners (private equity fund)

Heidi J. Walter, 32; One South Wacker Drive, Chicago, IL  60606
(4); Vice-President; Secretary. Vice president of Stein Roe since March 1998; senior legal counsel for Stein Roe since Feb. 1998; legal counsel for Stein Roe March 1995 to Jan. 1998; associate with Beeler Schad & Diamond, PC (law firm) prior thereto

_________________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.


     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty
Funds Distributor, Inc., the Fund's distributor.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended Sept. 30, 1999 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Thomas W. Butch**           -0-                 -0-         -0-
Lindsay Cook                -0-                 -0-         -0-
John A. Bacon Jr.**      $25,500            $117,850      $2,562
William W. Boyd           22,450             104,100       2,263
Douglas A. Hacker         20,650              93,900       2,041
Janet Langford Kelly      22,450             103,400       2,248
Charles R. Nelson         22,450             103,900       2,259
Thomas C. Theobald        22,450             103,400       2,248
_______________
 *At Sept. 30, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
**Mr. Butch served as a trustee until Nov. 3, 1998; Mr. Bacon was elected a trustee effective Nov. 3, 1998.



                       FINANCIAL STATEMENTS


     Please refer to the Sept. 30, 1999 Financial Statements (statement of assets and liabilities and schedule of investments as of Sept. 30, 1999 and the statement of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the Sept. 30, 1999 Annual Report. The Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.



                      PRINCIPAL SHAREHOLDERS


     As of November 30, 1999, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Funds within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                  Approximate % of
                                                    Outstanding
Name and Address               Fund                  Shares Held
-----------------------   ----------------------  ----------------


     The following table shows shares of the Funds held by the categories of persons indicated as of November 30, 1999, and in each case the approximate percentage of outstanding shares represented:

                    Clients of Stein Roe           Trustees and
                    in their Client Accounts*       Officers
                    ------------------------ -------------------
                     Shares Held  Percent   Shares Held  Percent
                     -----------  -------   -----------  -------
International Fund
Asia Pacific Fund
_________________________
 *Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares.
**Represents less than 1% of the outstanding shares.



             INVESTMENT ADVISORY AND OTHER SERVICES


     Stein Roe & Farnham Incorporated provides administrative services to the Funds and International Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of Stein Roe are Kenneth R. Leibler and C. Allen Merritt, Jr. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; and Mr. Merritt is Chief Operating Officer of Liberty Financial. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Boston, MA 02210.

     Stein Roe Counselor [service mark] is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor [service mark] is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

     The sub-adviser, Newport Pacific Management, Inc., 580 California Street, Suite 1960, San Francisco, CA 94104, is subject to the overall supervision of the Adviser and provides the Fund with investment advisory services, including portfolio management. Newport is registered as an investment adviser under the Investment Advisers Act of 1940 and specializes in investing in the Pacific region. Newport, an affiliate of the Adviser is a wholly owned subsidiary of Liberty Financial. As of September 30, 1999, Newport managed approximately $___ billion in assets, all of which were invested in foreign securities. The directors of Newport are Sabino Marinella, John M. Mussey, Kenneth R. Leibler, Lindsay Cook, Thomas R. Tuttle, Pamela Frantz and Linda Couch.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from Asia Pacific Fund and International Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                            Year      Year       Year
                                Current    Ended      Ended      Ended
Fund/Portfolio     Type         Rates      9/30/99   9/30/98    9/30/97
------------------------------------------------------------------------
International
  Fund          Management      N/A            N/A        N/A  $407,439
                Administrative  0.15%              $  221,881   219,771
International
  Portfolio     Management      0.85%               1,266,810   838,780
Asia Pacific
  Fund          Management      0.95%                     N/A       N/A
                Administrative  0.15%                     N/A       N/A
                Reimbursement   2.00%                     N/A       N/A

     Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. The Funds pay all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse the Funds to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Funds-Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of the Fund.


     Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement


     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $315,067, $358,936 and $354,273, respectively, from the Trust for services performed under this Agreement.



                          DISTRIBUTOR

     Fund shares are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and
(ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectus and other expenses.


     As agent, the Distributor offers shares of the Funds to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Funds. The Distributor offers the Funds' shares only on a best-efforts basis.



                         TRANSFER AGENT


     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from each Fund a fee based on an annual rate of 0.22 of 1% of the Fund's average net assets. The Trust believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to International Portfolio.



                           CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.


     Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Funds, International Portfolio, and their shareholders to maintain assets in each of the countries in which Asia Pacific Fund or International Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Funds and the value of their shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds and International Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.




                   INDEPENDENT ACCOUNTANTS

     The independent accountants for the Funds and International Portfolio are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.



                    PORTFOLIO TRANSACTIONS


     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

     It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

     Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

     Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and
Dealers

     Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

     The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

     Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

     Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

* Database Services-comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
* Quotation/Trading/News Systems-products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
* Economic Data/Forecasting Tools-various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
* Quantitative/Technical Analysis-software tools that assist in quantitative and technical analysis of investment data.
* Fundamental Industry Analysis-industry-specific fundamental investment research.
* Fixed Income Security Analysis-data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
* Other Specialized Tools-other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars.
Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

     In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

     The table below shows information on brokerage commissions paid by Asia Pacific Fund and International Portfolio (brokerage commissions were paid by International Fund prior to Feb. 3, 1997 and by International Portfolio since that date):

                                                            Asia
                                            International  Pacific
                                              Portfolio      Fund
------------------------------------------------------------------
Total amount of brokerage commissions paid
  during fiscal year ended 9/30/99              _____       _____
Amount of commissions paid to brokers or
  dealers who supplied research services to
  Stein Roe                                     _____       _____
Total dollar amount involved in such
  transactions (000 omitted)                    _____       _____
Amount of commissions paid to brokers or
  dealers that were allocated to such brokers
  or dealers by the Fund's portfolio manager
  because of research services provided to
  the Fund                                      _____       _____
Total dollar amount involved in such
  transactions (000 omitted)                    _____       _____
Total amount of brokerage commissions paid
  during fiscal year ended 9/30/98              189,444     N/A
Total amount of brokerage commissions paid
  during fiscal year ended 9/30/97              305,856     N/A


     Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.


             ADDITIONAL INCOME TAX CONSIDERATIONS


     The Funds and International Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.


     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.


     Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     The Funds may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of a Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of a Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from a Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

     Passive Foreign Investment Companies. The Funds and International Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of Fund expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long it holds its investment. In addition, the Funds and International Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund and International Portfolio intend to treat PFICs as sold on the last day of their fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.



                    INVESTMENT PERFORMANCE


     The Funds may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.


                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).


     For example, for a $1,000 investment in the Funds, the "Total Return," the "Total Return Percentage," and the "Average Annual
Total Return" at Sept. 30, 1999 were:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
  International
   Fund    1 year     _______        ________        ________
           5 years     _______        ________        ________
      Life of Fund*    _______        ________        ________

  Asia Pacific Fund
            1 year     _______        ________       _________
      Life of Fund*    _______        ________       _________
  ______________________________________
  *Life of Fund is from 3/1/94 for International Fund and from 10/19/98 for Asia Pacific Fund.

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Funds include, but are not limited to, the following:


Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money


     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Funds' performance may be compared to the following indexes or averages:


Dow-Jones Industrial Average   New York Stock Exchange Composite
                                 Index
Standard & Poor's 500 Stock    American Stock Exchange Composite
  Index                          Index
Standard & Poor's 400          Nasdaq Composite
  Industrials                  Nasdaq Industrials
Russell 2000 Index
Wilshire 5000

(These indexes are widely      (These indexes generally reflect
recognized indicators of        the performance of stocks traded
general U.S. stock market      in the indicated markets.)
results.)


     In addition, the Funds may compare their performance to the indicated benchmarks:

        Benchmark                        Fund(s)
------------------------------------------------------------
Lipper Equity Fund Average               Both Funds
Lipper General Equity Fund Average       Both Funds
Lipper International & Global Funds
   Average                               Both Funds
Lipper International Fund Index          Both Funds
Lipper Pacific Region Index              Asia Pacific Fund
Morningstar All Equity Funds Average     Both Funds
Morningstar Equity Fund Average          Both Funds
Morningstar General Equity Average*      Both Funds
Morningstar Hybrid Fund Average          Both Funds
Morningstar International Stock Average  Both Funds
Morningstar Total Fund Average           Both Funds
Morningstar U.S. Diversified Average     Both Funds
MSCI AC Far East Index                   Asia Pacific Fund


*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity
Income, and Growth and Income Averages.


     The Lipper International Fund Index reflects the net asset value weighted return of the ten largest international funds. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.


     Of course, past performance is not indicative of future
results.
                        ________________


     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:


             Common stocks
             Small company stocks
             Long-term corporate bonds
             Long-term government bonds
             Intermediate-term government bonds
             U.S. Treasury bills
             Consumer Price Index
                        _____________________


     The Funds may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)


TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%
--------------------------------------------
Compound-
ing
Years       Tax-Deferred Investment
----  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239
25    65,164    80,337   101,553   131,327
20    49,273    57,781    68,829    83,204
15    35,022    39,250    44,361    50,540
10    22,184    23,874    25,779    27,925
 5    10,565    10,969    11,393    11,840
 1    2,036      2,060     2,085     2,109

Interest
Rate   3%       5%        7%       9%
-------------------------------------------
Compound-
ing
Years        Taxable Investment
----  ----------------------------------
30   $80,217  $98,343  $121,466  $151,057
25    63,678   75,318    89,528   106,909
20    48,560   55,476    63,563    73,028
15    34,739   38,377    42,455    47,025
10    22,106   23,642    25,294    27,069
 5    10,557   10,943    11,342    11,754
 1    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


     From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. They may also mention the Stein Roe Counselor [service mark] program and asset allocation and other investment strategies.



      MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS


     International Fund (which is a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of International Fund. The shareholders of International Fund approved this policy of permitting International Fund to act as a feeder fund by investing in International Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of International Fund and International Portfolio. The management fees and expenses of International Fund and International Portfolio are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     International Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that International Fund and other investors in International Portfolio will be liable for all obligations of International Portfolio that are not satisfied by International Portfolio. However, the risk of International Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and International Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither International Fund nor its shareholders will be adversely affected by reason of International Fund's investing in International Portfolio.

     The Declaration of Trust of Base Trust provides that International Portfolio will terminate 120 days after the withdrawal of International Fund or any other investor in International Portfolio, unless the remaining investors vote to agree to continue the business of International Portfolio. The trustees of the Trust may vote International Fund's interests in International Portfolio for such continuation without approval of International Fund's shareholders.

     The common investment objectives of International Fund and International Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to International Fund's shareholders.

     The fundamental policies of International Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If International Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of International Portfolio or any other matter pertaining to International Portfolio (other than continuation of the business of International Portfolio after withdrawal of another investor), International Fund will solicit proxies from its shareholders and vote its interest in International Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. International Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in International Portfolio. If other investors hold a majority interest in International Portfolio, they could have voting control over International Portfolio.

     In the event that International Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to International Fund's fundamental policies, withdrawal of International Fund's assets from International Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. International Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of International Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to International Fund. Should such a distribution occur, International Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for International Fund and could affect the liquidity of International Fund.

     Each investor in International Portfolio, including International Fund, may add to or reduce its investment in International Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in International Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in International Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in International Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of International Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in International Portfolio by all investors in International Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in International Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in International Portfolio, but members of the general public may not invest directly in International Portfolio. Other investors in International Portfolio are not required to sell their shares at the same public offering price as International Fund, might incur different administrative fees and expenses than International Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in International Portfolio. Investment by such other investors in International Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of International Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in International Portfolio could result in untimely liquidations of International Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of International Portfolio as a percentage of its net assets. As a result, International Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in International Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.



                          APPENDIX-RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                  _______________________

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration
Statement of the Registrant on Form N-1A under the Securities
Act of 1933, No. 33-11351.]

(a) Restated Agreement and Declaration of Trust dated 8/17/99 as amended on 10/18/99.

(b)(1) By-Laws of Registrant as amended through February
       3, 1993. (Exhibit 2 to PEA #34).*
   (2) Amendment to By-Laws dated February 4, 1998.
       (Exhibit 2(a) to PEA #45.)*

(c)    None.

(d)(1) Management Agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/15/95, as amended through 2/2/99. (Exhibit (d)(1) to PEA #58.)*
   (2) Management Agreement between SR&F Base Trust and Stein Roe & Farnham Incorporated dated 8/15/95, as amended through 6/28/99. (Exhibit (d)(2) to PEA #59.)*
   (3) Sub-Advisory Agreement among Registrant, Stein Roe & Farnham Incorporated, and Newport Pacific Management, Inc. dated 8/3/99 relating to the series Stein Roe Asia Pacific Fund.(Exhibit (d)(3) to PEA #59.)*

(e)(1) Underwriting Agreement between Registrant and Liberty
       Funds Distributor, Inc. dated 8/4/99. (Exhibit (e)(1) to PEA #59.)*
   (2) Specimen copy of selected dealer agreement.  (Exhibit
       6(b) to PEA #40.)*

(f)    None.

(g)    Custodian Contract between Registrant and State Street
       Bank and Trust Company dated 3/3/87, as amended through 5/8/95.(Exhibit 8 to PEA #31.)*

(h)(1) Restated Transfer Agency Agreement between Registrant and SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99. (Exhibit(h)(1) to PEA #58.)*
   (2) Accounting and Bookkeeping Agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/3/99. (Exhibit (h)(2) to PEA #59.)*
   (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated 8/15/95 as amended through 6/28/99. (Exhibit (h)(3) to PEA #59.)*
   (4) Sub-Transfer Agent Agreement with Liberty Funds Services, Inc. (formerly named Colonial Investors Service Center) dated 7/3/96, as amended through 3/31/99. (Exhibit (h)(4) to PEA #58.)*

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit
       10(a) to PEA #34).*
   (2) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Prime Equities (now named Stein
       Roe Growth & Income Fund), Stein Roe Capital
       Opportunities Fund, Stein Roe Special Fund,
       SteinRoe Stock Fund (now named Stein Roe Growth
       Stock Fund), SteinRoe Total Return Fund (now named
       Stein Roe Balanced Fund), Stein Roe International
       Fund, Stein Roe Young Investor  Fund, and Stein Roe
       Special Venture Fund.  (Exhibit 10(b) to PEA #34).*
   (3) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Growth Opportunities Fund.
       (Exhibit 10(d) to PEA #39.)*
   (4) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Large Company Focus Fund.
       (Exhibit 10(e) to PEA #45.)*
   (5) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Asia Pacific Fund. (Exhibit
       10(f) to PEA #46.)*
   (6) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Small Company Growth Fund.
       (Exhibit (i)(6) to PEA #54.)*

(j)(1) Consent of Bell, Boyd & Lloyd. (Exhibit (j)(3) to PEA
       #49.)*
   (2) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
       #34).*

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan. (Exhibit (m) to PEA #59.)*

(n)    Rule 18f-3 Plan. (Exhibit (n) to PEA #59.)*

(o)    (Miscellaneous.)  Mutual Fund Application.  (Exhibit (o)
       to PEA #59.)*
------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with
Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Stein Roe & Farnham Incorporated, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe &
Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One Financial Center, Boston, MA 02111, except for SteinRoe Services Inc. which is located at One South Wacker Drive, Chicago, IL 60606, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                POSITION FORMERLY
                                                    HELD WITHIN
                     CURRENT POSITION              PAST TWO YEARS
                     -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kevin M. Carome       Assistant Clerk
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
Karl J. Maurer        Comptroller
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     President
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Timothy J. Jacoby     Senior Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Joanne T. Costopoulos Vice-President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
Kevin M. Carome       Executive VP; Asst. Secy.     VP
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger                                 Sr. V-P;
                                                    Treasurer;
                                                    Controller
Kevin M. Carome       Executive VP; Asst. Secy.     VP
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President      Senior V-P;
                                                     Treasurer
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rick              Senior Vice President         None
Bartlett, John            Managing Director             None
Blakeslee, James          Senior Vice President         None
Blumenfeld, Alex          Vice President                None
Bozek, James              Senior Vice President         None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Clapp, Elizabeth A.       Managing Director             None
Conlin, Nancy L.          Director; Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian H.       Vice President                None
Devaney, James            Senior Vice President         None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Dupree, Robert            Vice President                None
Emerson, Kim P.           Senior Vice President         None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Managing Director             None
Fifield, Robert           Vice President                None
Gariepy, Tom              Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director; Chairman of Board   None
Goldberg, Matthew         Senior Vice President         None
Gupta, Neeti              Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
Martin, John              Senior Vice President         None
Martin, Peter             Vice President                None
McCombs, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Senior Vice President         None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morse, Jonathan           Vice President                None
Nickodemus, Paul          Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Place, Jeffrey            Managing Director             None
Powell, Douglas           Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Raftery-Arpino, Linda     Senior Vice President         None
Ratto, Gregory            Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Santosuosso, Louise       Senior Vice President         None
Schulman, David           Senior Vice President         None
Shea, Terence             Vice President                None
Sideropoulos, Lou         Vice President                None
Sinatra, Peter            Vice President                None
Smith, Darren             Vice President                None
Soester, Trisha           Vice President                None
Studer, Eric              Vice President                None
Sweeney, Maureen          Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
VanEtten, Keith H.        Senior Vice President         None
Walter, Heidi J.          Vice President             V-P & Secy.
Wess, Valerie             Senior Vice President         None
Young, Deborah            Vice President                None
---------
* The address of Ms. Riegel, Ms. Walter, and Mr. Anetsberger is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111.
Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 17th day of November, 1999.

                                   LIBERTY-STEIN ROE FUNDS
                                   INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President             Nov. 17, 1999
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-          Nov. 17, 1999
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller            Nov. 17, 1999
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               Nov. 17, 1999
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               Nov. 17, 1999
William W. Boyd

LINDSAY COOK                Trustee               Nov. 17, 1999
Lindsay Cook

DOUGLAS A. HACKER           Trustee               Nov. 17, 1999
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               Nov. 17, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee               Nov. 17, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               Nov. 17, 1999
Thomas C. Theobald

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, undersigned has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 17th day of November, 1999.

                                   SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President             Nov. 17, 1999
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-          Nov. 17, 1999
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller            Nov. 17, 1999
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               Nov. 17, 1999
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               Nov. 17, 1999
William W. Boyd

LINDSAY COOK                Trustee               Nov. 17, 1999
Lindsay Cook

DOUGLAS A. HACKER           Trustee               Nov. 17, 1999
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               Nov. 17, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee               Nov. 17, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               Nov. 17, 1999
Thomas C. Theobald

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
            INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  ------------
(a)      Declaration of Trust